Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 52,763	$ 42,848	$ 35,784	$ 78,632
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,040		2,406	5,784
Deferred tax expense	(1,696)		280	(1,254)
Amortization of debt issuance costs	547		547	1,094
Loss on disposal of fixed assets	0		233	6
Share based compensation expense	7,198	6,077	6,521	12,598
Change in provision for doubtful debts	112		0	100
Changes in operating assets and liabilities:
Trade accounts receivable	19,267		1,829	(1,890)
Inventories	(14,467)		171	(13,692)
Due from related parties	(1)		0	(3)
Other assets	(9,371)		(5,375)	(6,766)
Trade accounts payable	(4,713)		(231)	10,121
Other current liabilities	15,467		(9,449)	(5,406)
Net cash provided by operating activities	70,146		32,716	79,324
Cash flows from investing activities:
Acquisition of subsidiary consolidated for the first time	1,295		0	(101,781)
Proceeds from (investment in) short-term deposits	(41,000)		57,000	36,250
Proceeds from (investment in) long-term deposits	15,000		0	58,000
Purchase of fixed assets	(5,133)		(4,782)	(8,097)
Purchase of intangible assets	(126)		(60)	(173)
Purchase of marketable securities	(25,653)		0	(103,528)
Redemption of marketable securities	11,950		0	11,876
Net cash provided by (used in) investing activities	(43,667)		52,158	(107,453)
Cash flows from financing activities:
Proceeds from exercise of share options	29		0	182
Dividend payment	(60,045)		0	0
Net cash provided by (used in) financing activities	(60,016)		0	182
Effect of change in exchange rate on cash and cash equivalents	(230)		(243)	(241)
Net increase (decrease) in cash and cash equivalents	(33,767)		84,631	(28,188)
Cash and cash equivalents at beginning of the period	119,968	232,787	148,156	148,156
Cash and cash equivalents at end of the period	86,201	119,968	232,787	119,968
Acquisition of subsidiary, consolidated for the first time:
Working capital (excluding cash and cash equivalents)		(15,288)		(15,288)
Fixed assets, net		(1,615)		(1,615)
Intangible assets		(16,900)		(16,900)
Goodwill		(74,345)		(74,345)
Deferred taxes liabilities, net		7,157		7,157
Working capital adjustments		(1,295)		(1,295)
Non-cash adjustments				(102,286)
Increase in goodwill against share-based compensation		$ 505		505
Acquisition of subsidiary consolidated for the first time	1,295		0	(101,781)
Supplementary cash flows information:
Income taxes paid	4,497		9,626	13,807
Interest received	6,125		6,911	18,685
Lease payments	1,040		735	1,854
Non-cash transactions:
Fixed assets purchased with supplier credit	$ 550		$ 371	$ 267